Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Transactions With Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

  Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman of the Board. Travel expenses payable to Altair for 2016, 2015 and 2014, were $864, $1,120 and $1,007 respectively, and are included in Prepaid expenses and other assets, in Operating expenses, in General and administrative expenses and in Loss on vessel's sale in the accompanying consolidated financial statements. As at December 31, 2016 and 2015, an amount of $3 and $17, respectively, was payable to Altair and is included in Due to related parties, current in the accompanying consolidated balance sheets.

  Diana Enterprises Inc. (“Diana Enterprises” or “DEI”): Diana Enterprises, a company controlled by the Company's CEO and Chairman of the Board, provides brokerage services to DCI, pursuant to a Brokerage Services Agreement for a fixed fee. For 2016, 2015 and 2014, total brokerage fees and bonuses to Diana Enterprises, amounted to $2,005, $1,451 and $1,450 respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2016 and 2015, there was no amount due from or due to Diana Enterprises.

  Diana Shipping Inc. (“DSI”): On May 20, 2013, the Company, through its subsidiary Eluk Shipping Company Inc., entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., one of the Company's major shareholders, to be used to fund vessel acquisitions and for general corporate purposes. The loan was guaranteed by the Company and, until the amendments discussed below, it bore interest at a rate of LIBOR plus a margin of 5.0% per annum and a fee of 1.25% per annum (“back-end fee”) on any amounts repaid upon any repayment or voluntary prepayment dates. In August 2013, the full amount was drawn down under the loan agreement which was repayable on August 20, 2017.

On September 9, 2015, and in relation with The Royal Bank of Scotland plc (“RBS”) refinance discussed in Note 7, the loan agreement with DSI was amended. The maturity of the loan agreement was extended until March 15, 2022, provided for annual repayments of $5,000, plus a balloon instalment at the final maturity date, and bore interest at LIBOR plus margin of 3.0% per annum. The Company also agreed to pay at the date of the amendment the accumulated back-end fee, amounting to $1,302, and that no additional back-end fee would be charged thereafter. Furthermore, the Company agreed to pay at the final maturity date a flat fee of $200.

On September 12, 2016 and in relation with the RBS amended loan agreement discussed in Note 7, the loan agreement with DSI was further amended. The loan was undertaken by Kapa Shipping Company Inc. and its repayment was immediately suspended and will not recommence until the later of: (i) September 15, 2018 and (ii) until the deferred tranche of the RBS supplemental agreement is fully repaid on June 15, 2021 or prepaid. Finally, the margin has been revised to 3.35% per annum until December 31, 2018, thereafter reverting to 3.0% per annum until maturity.

For 2016, 2015 and 2014, interest and back-end fee expense incurred under the loan agreement with DSI amounted to $1,692, $2,745 and $3,247, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of operations (Note 10). As at December 31, 2016 and 2015, the flat fee of $200 is included in Related party financing, non-current, in the accompanying consolidated balance sheets. Accrued interest as of December 31, 2016 and 2015 amounted to $102 and $103, respectively, and is included in Due to related parties in the accompanying consolidated balance sheets.